Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued Expenses Schedule
	December 31,
	2012	2013
Accrued loan and swap interest	$1,206,238	$1,188,141
Accrued vessel voyage and operating expenses	486,503	620,230
Accrued professional fees	180,120	280,637
Accrued finance expenses	-	100,000
Other sundry liabilities and accruals	40,475	66,037
Total	$1,913,336	$2,255,045